(37) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Profit for the year	R$ 1,179,750	R$ 900,885	R$ 864,940
Total comprehensive income for the year	1,275,750	506,709	930,488
Unconsolidated [member]
Statement Line Items [Line Items]
Profit for the year	1,179,750	900,885	864,940
Items that will not be reclassified subsequently to profit and loss Equity in comprehensive income of subsidiaries	96,000	(394,175)	65,547
Total comprehensive income for the year	R$ 1,275,750	R$ 506,709	R$ 930,488